LEASES (Details) $ in Millions	12 Months Ended
Dec. 31, 2019 USD ($)
LEASE
Renewal option	true
Termination option	true
Operating lease expense
Operating lease cost	$ 49.7
Short-term and variable lease cost	31.6
Total lease cost	81.3
Cash paid for amounts included in the measure'ment of lease liabilities:
Operating cash outflows - payments on operating leases	51.7
Right-of-use assets obtained in exchange for new lease obligations- Operating leases	157.0
Operating lease liabilities	$ 113.2
Weighted Average Remaining Lease Term	4 years 6 months
Weighted Average Discount Rate	7.30%
Other assets
Cash paid for amounts included in the measure'ment of lease liabilities:
Operating lease right-of-use assets	$ 110.4
Accrued expenses and other liabilities
Cash paid for amounts included in the measure'ment of lease liabilities:
Operating lease liabilities	35.0
Other long-term liabilities
Cash paid for amounts included in the measure'ment of lease liabilities:
Operating lease liabilities	$ 78.2
Minimum
LEASE
Remaining lease terms	1 year
Maximum
LEASE
Remaining lease terms	20 years